Prepayments And Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from third-party payment service providers	[1]	¥ 28,703		¥ 84,638
Receivables of technology service		20,460		12,692
Other prepaid expenses		15,987		14,263
VAT receivables		12,187		13,194
Deposits		6,699		5,325
Receivables of financing facilitation service		4,054		5,636
Prepaid promotion fees		3,468		18,386
Interest receivable		735		2,436
Employee loans and advances		634		948
Others		6,181		3,731
Total		¥ 99,108	$ 13,997	¥ 161,249

[1]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments to the Group. As of March 31, 2019 and 2020, no allowance for doubtful accounts was provided for these receivables.